CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 4)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent USD ($)	Dec. 31, 2013 Parent CNY	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY
Condensed statements of cash flows
Net cash used in operating activities	$ 20,060,000	121,437,000	31,898,000	58,666,000	$ (6,669,000)	(40,370,000)	(108,007,000)	(63,412,000)
Cash flows from investing activities:
Purchases of property and equipment	(16,176,000)	(97,926,000)	(102,391,000)	(77,563,000)			(5,716,000)	(7,779,000)
Deconsolidation of a consolidated VIE				(2,204,000)				(2,204,000)
Cash paid pursuant to post-acquisition settlement consideration agreement				(4,286,000)				(4,286,000)
Cash paid for available-for-sale investments				(99,190,000)				(99,190,000)
Cash paid for available for-sale investment on behalf of a subsidiary					(2,022,000)	(12,240,000)
Cash paid for long term investment (Note 10)	(1,043,000)	(6,314,000)	(6,000,000)	(9,136,000)	(795,000)	(4,815,000)	(3,000,000)	(6,033,000)
Cash received from sale of available-for-sale investments (Note 11)	9,459,000	57,260,000	18,582,000		9,459,000	57,260,000	18,582,000
Net cash used in investing activities	(18,645,000)	(112,872,000)	(99,602,000)	(192,379,000)	6,642,000	40,205,000	9,866,000	(119,492,000)
Cash flows from financing activities:
Proceeds from employee share options exercised	2,591,000	15,683,000	3,351,000	4,019,000	2,591,000	15,683,000	3,351,000	4,019,000
Cash gauranteed as restricted cash	(9,911,000)	(60,000,000)			(9,911,000)	(60,000,000)
Payment for repurchase of ordinary shares			(9,463,000)	(63,631,000)			(9,463,000)	(63,631,000)
Payment of dividend			(130,000)				(130,000)
Net cash (used in)/ provided by financing activities	2,591,000	15,683,000	(6,242,000)	(59,612,000)	(7,320,000)	(44,317,000)	(6,242,000)	(59,612,000)
Net (decrease)/ increase in cash and cash equivalents	4,006,000	24,248,000	(73,946,000)	(193,325,000)	(7,347,000)	(44,482,000)	(104,383,000)	(242,516,000)
Cash and cash equivalents at beginning of the year	52,387,000	317,137,000	392,535,000	592,706,000	27,095,000	164,024,000	269,859,000	519,221,000
Effect of foreign exchange rate changes on cash	(544,000)	(3,293,000)	(1,452,000)	(6,846,000)	(317,000)	(1,916,000)	(1,452,000)	(6,846,000)
Cash and cash equivalents at end of the year	$ 55,849,000	338,092,000	317,137,000	392,535,000	$ 19,431,000	117,626,000	164,024,000	269,859,000